Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2014	$ 468,546
2015	446,855
2016	417,343
2017	371,709
2018	198,759
2019 and thereafter	429,611
Total	$ 2,332,823